Segment and geographic information - Business segments' results (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Non-interest revenue	¥ 1,179,337	¥ 1,065,358	¥ 1,384,585
Net interest revenue	129,819	58,616	110,486
Net revenue	1,309,156	1,123,974	1,495,071
Non-interest expenses	1,039,568	1,154,471	1,168,811
Income (loss) before income taxes	269,588	(30,497)	326,260
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	329,983	331,743	406,295
Net interest revenue	6,376	7,737	6,613
Net revenue	336,359	339,480	412,908
Non-interest expenses	286,926	289,990	309,771
Income (loss) before income taxes	49,433	49,490	103,137
Asset Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	85,190	89,607	118,545
Net interest revenue	7,415	8,238	8,792
Net revenue	92,605	97,845	127,337
Non-interest expenses	63,833	63,660	61,167
Income (loss) before income taxes	28,772	34,185	66,170
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	506,203	496,484	587,474
Net interest revenue	142,416	58,904	127,859
Net revenue	648,619	555,388	715,333
Non-interest expenses	556,399	666,787	614,745
Income (loss) before income taxes	92,220	(111,399)	100,588
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	257,961	147,524	272,271
Net interest revenue	(26,388)	(16,263)	(32,778)
Net revenue	231,573	131,261	239,493
Non-interest expenses	132,410	134,034	183,128
Income (loss) before income taxes	¥ 99,163	¥ (2,773)	¥ 56,365